Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
SUBSEQUENT EVENTS
16 – SUBSEQUENT EVENTS

Separation Agreement with Robert Rubinowitz

On April 14, 2014, the Company entered into a separation agreement (the “Separation Agreement”) with Robert Rubinowitz, its President, Chief Operating Officer, Secretary, Treasurer and director, which provides for the termination of Mr. Rubinowitz's employment and his resignation as an officer and director of the Company, and the termination of that certain Employment Agreement dated October 1, 2013, as amended on November 12, 2013, between the Company and Mr. Rubinowitz (the “Employment Agreement”).  The Separation Agreement provides that Mr. Rubinowitz will receive (i) $175,000 to be paid in equal increments of $3,365.39 on each of May 2, 2014, May 16, 2014, May 30, 2014, June 14, 2014 and June 27, 2014 and thereafter equal increments of $7,532.05 with the last payment date being April 17, 2015, (ii) $23,557.70 in accrued and unpaid base salary, bonus and vacation earned through April 11, 2014 payable in equal installments of $1,121.80 beginning on July 11, 2014, and (iii) $6,730.77 in accrued salary, in each case, less all applicable deductions and withholdings, from the Company in full and final satisfaction of the amounts due to Mr. Rubinowitz pursuant to the terms of the Employment Agreement.

The Separation Agreement also requires the Company to use commercially reasonable efforts to have Mr. Rubinowitz and Andrea Clark removed as a guarantors under certain of the Company's debt obligations.  The Company also agreed to pay an early termination fee for the early return of Mr. Rubinowitz's leased vehicle.  The Company further agreed to file a Registration Statement with the SEC to register the resale of Mr. Rubinowitz's outstanding common stock as of the date of Separation Agreement.

The foregoing description of the Separation Agreement does not purport to be complete and is qualified in its entirety by reference to the complete text of the Separation Agreement, a copy of which is attached as Exhibit 10.22 to this Annual Report on Form 10-K.

Termination of Named Executive Officers

On March 26, 2014, the Company notified Dean Boyer, its chief technology officer, that the Company was terminating his employment with the Company as well as that certain employment agreement with the Company dated October 1, 2013, as amended on November 13, 2013, effective March 31, 2014.  On March 28, 2014, the Company received a letter from Mr. Boyer’s counsel demanding payment of $421,062.53 as severance in connection with the termination of Mr. Boyer’s employment agreement. On April 7, 2014, the Company received an additional letter from Mr. Boyer’s counsel demanding an additional $13,370.21 for accrued but unused vacation pay.

On April 15, 2014, the Company notified Joseph Brophy, its senior vice president of operations, that the Company was terminating his employment with the Company as well as that certain letter agreement, dated December 5, 2012, both effective April 25, 2014.